Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Sep. 26, 2018
Registrant Name	SEI INSTITUTIONAL MANAGED TRUST
Central Index Key	0000804239
Amendment Flag	false
Document Creation Date	Sep. 26, 2018
Document Effective Date	Sep. 26, 2018
Prospectus Date	Jan. 31, 2018
Class F Prospectus | SIMT Multi-Strategy Alternative Fund | Class F
Prospectus:
Trading Symbol	SMSAX
Class Y Prospectus | SIMT Multi-Strategy Alternative Fund | Class Y
Prospectus:
Trading Symbol	SMUYX